related party transactions	12 Months Ended
Dec. 31, 2017
related party transactions
related party transactions

30related party transactions

(a)Transactions with key management personnel

Our key management personnel have authority and responsibility for overseeing, planning, directing and controlling our activities and consist of our Board of Directors and our Executive Leadership Team.

Total compensation expense for key management personnel, and the composition thereof, is as follows:

Years ended December 31 (millions)	2017	2016
Short-term benefits	$12	$12
Post-employment pension 1 and other benefits	4	7
Share-based compensation 2	34	35

	$50	$54

(1)

Our Executive Leadership Team members are either members of our Pension Plan for Management and Professional Employees of TELUS Corporation and non-registered, non-contributory supplementary defined benefit pension plans, or members of one of our defined contribution pension plans.

(2)

For the year ended December 31, 2017, share-based compensation expense was net of $4 (2016 — $2) of the effects of derivatives used to manage share-based compensation costs (Note 14(b)). For the year ended December 31, 2017, share-based compensation expense (recovery) of $(7) (2016 — $4) was included in restructuring costs (Note 16).

As disclosed in Note 14, we made initial awards of share-based compensation in 2017 and 2016, including, as set out in the following table, to our key management personnel. As most of these awards are cliff-vesting or graded-vesting and have multi-year requisite service periods, the expense will be recognized ratably over a period of years and thus only a portion of the 2017 and 2016 initial awards are included in the amounts in the table above.

Years ended December 31	2017			2016
($ in millions)	Number of restricted stock units	Notional value 1	Grant-date fair value 1	Number of restricted stock units	Notional value 1	Grant-date fair value 1
Awarded in period	686,595	$30	$30	585,759	$23	$15

(1)

Notional value is determined by multiplying the Common Share price at the time of award by the number of units awarded. The grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)).

As at December 31, 2017, no share options outstanding were held by key management personnel (including retirees). During the year ended December 31, 2017, key management personnel (including retirees) exercised 17,716 share options (2016 — 169,522 share options) that had an intrinsic value of less than $1 million (2016 — $4 million) at the time of exercise, reflecting a weighted average price at the date of exercise of $44.84 (2016 — $42.47).

The liability amounts accrued for share-based compensation awards to key management personnel are as follows:

As at December 31 (millions)	2017	2016
Restricted stock units	$40	$25
Deferred share units 1	24	32

	$64	$57

(1)

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, Common Shares or cash. Deferred share units entitle directors to a specified number of, or a cash payment based on the value of, our Common Shares. Deferred share units are paid out when a director ceases to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan; during the year ended December 31, 2017, $14 (2016 — $4) was paid out.

Employment agreements with members of the Executive Leadership Team typically provide for severance payments if an executive’s employment is terminated without cause: generally 18—24 months of base salary, benefits and accrual of pension service in lieu of notice, and 50% of base salary in lieu of an annual cash bonus. In the event of a change in control, Executive Leadership Team members are not entitled to treatment any different than that given to our other employees with respect to non-vested share-based compensation.

(b)Transactions with defined benefit pension plans

During the year ended December 31, 2017, we provided management and administrative services to our defined benefit pension plans; the charges for these services were on a cost recovery basis and amounted to $6 million (2016 — $6 million).

(c)Transactions with real estate joint ventures

During the years ended December 31, 2017 and 2016, we had transactions with the real estate joint ventures, which are related parties, as set out in Note 21.